EQUITY INCENTIVE PLANS AND STOCK BASED COMPENSATION EXPENSE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTIONS

The following summarizes stock option activity under all of the Plans:

	Options Outstanding
	Total Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2023	284,437	$49.67	4.0	$-
Granted	55,299	$1.28	-	-
Cancelled	(141,289)	$75.45	-	-
Outstanding as of March 31, 2024	198,447	$17.83	7.9	$27
Exercisable as of March 31, 2024	135,375	$24.28	7.0	$-
Vested and expected to vest as of March 31, 2024	198,447	$17.83	7.9	$27

The following summarizes stock option activity under all of the Plans:

	Options Outstanding
	Total Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2022	179,107	$22.73	7.3	$1,419
Assumption of Notable options pursuant to merger	243,389	83.54	4.4	-
Granted	-	$-
Exercised	(48,571)	$0.35
Cancelled	(89,488)	$44.74
Outstanding as of December 31, 2023	284,437	$49.67	4.0	$-
Exercisable as of December 31, 2023	227,800	$51.97	0.9	$-
Vested and expected to vest as of December 31, 2023	284,437	$49.67	4.0	$-

SCHEDULE OF STOCK OPTIONS GRANTED ASSUMPTION

The fair value of stock options granted during the three months ended March 31, 2024 was estimated using the following weighted-average assumptions:

2024
Expected term (in years)	10
Risk-free interest rate	4.2%
Expected dividend rate	-%
Expected volatility	170.7%

The fair value of employee stock options granted during the years ended December 31, 2023, and 2022 was estimated using the following weighted-average assumptions:

	Year ended December 31,
	2023	2022
Expected term (in years)	-	6.00
Risk-free interest rate	-%	1.61%
Expected dividend rate	-%	0.0%
Expected volatility	-%	75.73%

SCHEDULE OF SHARE BASED COMPENSATION

The following table summarizes the components of stock-based compensation expense relating to options recognized in the Company’s condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three months ended March 31,
	2024	2023
Research and development	$99	$26
General and administrative	33	90
Total	$132	$116

The following table summarizes the components of stock-based compensation expense relating to options recognized in the Company’s statement of operations and comprehensive loss (in thousands):

	Year ended December 31,
	2023	2022
Research and development	$100	$146
General and administrative	489	435
Total	$589	$581